CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative	¥ (187,859,411)	$ (29,479,241)	¥ (179,225,336)	¥ (227,481,772)
Equity in profit (loss) of subsidiaries and VIEs	3,341,862	524,411	(6,805,940)	17,457,899
Other income (loss), net	32,506,084	5,100,914	12,709,213	26,080,766
Net income (loss) attributable to X Financial	825,407,023	129,524,374	(1,308,502,575)	774,276,129
Comprehensive income attributable to X Financial	810,657,504	127,209,853	(1,354,544,304)	788,882,174
Parent Company | Reportable legal entity
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative	(9,577,576)	(1,502,931)	(18,494,095)	(14,451,949)
Interest income	590	93	4,416	77,030
Equity in profit (loss) of subsidiaries and VIEs	831,870,794	130,538,680	(1,293,341,634)	785,350,473
Other income (loss), net	3,113,215	488,531	3,328,738	3,300,575
Net income (loss) attributable to X Financial	825,407,023	129,524,373	(1,308,502,575)	774,276,129
Other comprehensive income (loss)	(14,749,519)	(2,314,521)	(46,041,729)	14,606,045
Comprehensive income attributable to X Financial	¥ 810,657,504	$ 127,209,852	¥ (1,354,544,304)	¥ 788,882,174